Salaries and Benefits Payable	12 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
SALARIES AND BENEFITS PAYABLE

NOTE 12 – SALARIES AND BENEFITS PAYABLE

Full time employees of the Company located in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrued for these benefits based on certain percentages of the employees' salaries. Salaries and benefits payable included $1,856,456 and $3,075,391 accrued employer portion of social benefits payable to local governments as of June 30, 2019 and 2018, respectively.